Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Future minimum lease payments	Obligations to make future minimum lease payments at December 31, 2017, are presented below:

2018	$18.2
2019	18.8
2020	18.1
2021	18.9
2022	16.6
2023 and thereafter	90.2
Total minimum lease payments	$180.8